INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2017
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax Reform

The Tax Reform recently sanctioned in Argentina will bring with it a series of modifications in the taxation and calculation of the income tax to which the Company is subject in the normal course of its activities. The main changes are the following:

Reduction in the applicable rate

Until the fiscal year ended on December 31, 2017, the income tax rate remains at 35%. The tax reform establishes a gradual reduction of the applicable rate for the calculation of income tax, being 30% and 25% for fiscal periods beginning on January 1, 2018 and 2019 through January 1, 2020 onwards, respectively.

The reduction in the applicable rate is complemented by the application of a tax on the distribution of dividends made to human persons and foreign beneficiaries, which the Company must withhold and enter to the Tax authority as a single and definitive payment when the dividends are paid. This additional tax will be 7% or 13%, depending on whether the dividends distributed correspond to earnings of a fiscal period in which the Company was reached at the rate of 30% or 25%, respectively. For these purposes it is considered, without admitting proof to the contrary, that the dividends that are made available correspond, firstly, to the oldest accumulated earnings.

The effects as of December 31, 2017 of this change in the rate on the measurement of deferred assets and liabilities are detailed below in the section “Deferred tax”.

Tax adjustment for inflation

It is provided that for the determination of the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the WPI, according to the tables drawn up by the tax authority for these purposes, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) in the first and second fiscal year beginning on or after January 1, 2018, an accumulated variation, calculated from the first of them and until the close of each fiscal year, which exceeds 33% or 66%, respectively.

Cost adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost increase mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the WPI. This adjustment mechanism will have a significant impact on the calculation of future taxable profits on which the Company must pay the income tax.

Tax revaluation

It establishes the possibility of carrying out the tax revaluation, for a single time, of certain assets that are part of the assets as of December 31, 2017, in order to adjust their value.

This revaluation is optional, and to carry out the tax revaluation, a special tax must be paid. The special tax will vary between 8% and 15%, depending on the type of asset to be re-evaluated and it will be calculated between the difference of the residual revalued tax value and the tax residual value of origin.

Once the option for a certain good is exercised, all other goods in the same category must be revalued.

This tax is not deductible from income tax, and the asset increase that originates the revaluation is neither taxable for income tax nor taxable for TOMPI .

The taxpayers that exercise the revaluation option shall waive to promote any judicial or administrative process for which the adjustment for tax inflation is claimed, if any. The exercise of the revaluation option must be elected only once in the term established in the regulation.

As of the date of approval of these Consolidated Financial Statements, the Management has not yet decided whether it will make use of said option.

Deferred Tax

The reconciliation between the tax computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Current income tax (expense) / gain	(1,498,885)	(482,721)	68,626
Deferred income tax	143,855	(6,583)	44,927
Income tax (expense) / gain	(1,355,030)	(489,304)	113,553

The analysis of the net deferred tax assets and liabilities is as follows:

	2017	2016
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	276,751	375,430
Deferred tax assets to be recovered after less than 12 months	26,880	12,184
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(522,764)	(791,823)
Deferred tax liabilities to be recovered after less than 12 months	(53,729)	(12,507)
Deferred tax liabilities, net	(272,862)	(416,716)

The components of the net deferred tax assets and liabilities as of December 31, 2017, 2016 and 2015 are the following:

Deferred tax assets	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Income tax loss carryforward	Total
As of December 31, 2015	1,218	5,261	38	71,360	-	58,936	136,813
Charge in results	5,454	(3,733)	-	26,846	281,170	(58,936)	250,801
As of December 31, 2016	6,672	1,528	38	98,206	281,170	-	387,614
Charge in results	(6,672)	(1,528)	(38)	(21,784)	(53,961)	-	(83,983)
As of December 31, 2017	-	-	-	76,422	227,209	-	303,631

Deferred tax liabilities	Deferred sales	Loans	Property, plant and equipment	Cash and cash equivalents	Inventories	Total
As of December 31, 2015	46	(6,652)	(539,622)	(719)	-	(546,947)
Charge in results	-	1,900	(252,201)	(7,082)	-	(257,383)
As of December 31, 2016	46	(4,752)	(791,823)	(7,801)	-	(804,330)
Charge in results	(46)	2,272	229,318	(3,350)	(357)	227,837
As of December 31, 2017	-	(2,480)	(562,505)	(11,151)	(357)	(576,493)

Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2017, 2016 and 2015 as follows:

	2017	2016	2015
Pre-tax income	4,148,296	1,419,982	(285,662)
Statutory income tax rate	35%	35%	35%
Pre-tax income at statutory income tax rate	(1,451,904)	(496,994)	99,982
Tax effects due to:
-Change in the tax rate(1)	102,634	-	-
-Non-taxable income or non-deductible expenses	(5,316)	7,690	13,571
-Others	(444)	-	-
Income tax expense	(1,355,030)	(489,304)	113,553

(1)  Corresponds to the effect of the change in the enacted tax rate on the net deferred tax liability according to the aforementioned.